SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
A summary of option activity under the Company's stock option plans to its employees as of December 31, 2013 and changes during the year ended December 31, 2013 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2012	276,750	$1.70	3.01	$513
Granted	172,000	$2.18	4.47
Exercised	(30,500)	$1.99	-
Expired and forfeited	(15,000)	$2.15	-

Outstanding at December 31, 2013	403,250	$1.86	3.11	$289.14

Vested and expected to vest	380,290	$1.86	3.08	$273.88

Exercisable at December 31, 2013	116,250	$1.73	1.81	$98.4

Schedule of Stock-based Compensation Expenses
The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2011, 2012 and 2013, was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Cost of revenues	$3	$-	$7
Research and development expenses	8	1	7
Selling and marketing	4	1	-
General and administrative expenses	50	39	79

	$65	$41	$93

Schedule of Options and Warrants
Options to non-employees:

Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through
November 9, 2011	consultant	2,500	2,500	1.94	May 2014
August 8, 2013	consultant	40,000	-	2.08	August 2018